Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 4,380,328	$ 1,671,230
Accounts receivable, net of allowance for doubtful accounts	113,816	64,678
Accounts receivable due from related parties	972	6,521,984
Prepaid expenses and other current assets	490,355	385,967
Other receivables due from related parties	2,924	1,787,505
Total current assets	4,988,395	10,431,364
Property and equipment, net	293,567	1,368,360
Deposits and other non-current assets	347,963	338,682
Total assets	5,629,925	12,138,406
Liabilities and shareholders' equity (deficit)
Accounts payable	3,075,591	3,975,946
Accounts payable due to related parties	709,911	546,668
Accrued expenses and other current liabilities	5,980,164	7,187,630
Other payables due to related parties	0	375,000
Total current liabilities	9,765,666	12,085,244
Total liabilities	9,765,666	12,085,244
Commitments and contingencies
Shareholders' equity (deficit):
Ordinary shares ($0.00005 par value; 12,000,000,000 shares authorized; 4,730,648,360 and 4,763,360,860 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	238,120	236,485
Additional paid-in capital	184,538,349	178,195,109
Accumulated deficit	(187,095,885)	(176,368,243)
Accumulated other comprehensive loss	(1,816,325)	(2,010,189)
Total shareholders' equity (deficit)	(4,135,741)	53,162
Total liabilities and equity (deficit)	$ 5,629,925	$ 12,138,406